Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of unrecognized tax benefits
Unrecognized tax benefits as of January 1,	$ 18	$ 16	$ 17
Gross increases and decreases- tax positions taken during prior period	0	2	1
Gross increases and decreases—tax positions taken during the current period	0	0	0
Decreases related to settlements of amounts due to tax authorities	(1)	0	0
Reductions resulting from the lapse of statutes of limitation	0	0	(2)
Foreign currency movements	0	0	0
Unrecognized tax benefits as of December 31,	$ 17	$ 18	$ 16